Pay vs Performance Disclosure	12 Months Ended
	Sep. 28, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance							Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for PEO -Horlock	Compensation Actually Paid to PEO - Horlock	Summary Compensation Table Total for PEO - Stevenson	Compensation Actually Paid to PEO - Stevenson	Average Summary Compensation Table Total for Non-PEOs	Average Compensation Actually Paid to Non-PEOs	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Adjusted EBITDA Margin (%)	Return on Revenue (%)
2024	4,783,785	7,647,349	—	—	1,381,330	2,385,004	402	154	13.6	7.8
2023	4,456,161	4,139,913	455,711	330,461	2,095,871	2,168,706	177	128	7.8	2.1
2022	656,020	292,271	843,122	845,522	468,660	448,423	69	96	(1.8)	(5.7)
2021	5,424,963	4,269,320	—	—	704,281	624,424	177	147	5.1	—

Adjustment To PEO Compensation, Footnote

PEO	2024	2023		2022		2021
	Horlock	Horlock	Stevenson	Horlock	Stevenson	Horlock
Summary compensation table (SCT) total for CEO	4,783,785	4,456,161	455,711	656,020	843,122	5,424,963
- amounts reported in the Summary Compensation Table representing equity award amounts that were based on grant date fair values	(583,350)	(1,999,994)	—	—	(260,400)	(4,686,463)
+ year-end fair value of equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	1,309,700	1,683,746	—	—	125,250	3,530,820
+/- change in fair value of equity awards (from the end of the prior fiscal year to the end of the covered fiscal year) granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year	2,137,214	—	—	—	—	—
+ fair value as of the vesting date for equity awards that were granted and vested in the covered fiscal year	—	—	—	—	137,550	—
+/- change in fair value of equity awards (from the end of the prior fiscal year to the vesting date) granted in prior fiscal years that vest in the covered fiscal year	—	—	—	(363,749)	—	—
- fair value as of the end of the prior fiscal year for equity awards that were granted in prior years that forfeited during the covered fiscal year	—	—	(125,250)	—	—	—
Compensation Actually Paid to CEO	7,647,349	4,139,913	330,461	292,271	845,522	4,269,320

Non-PEO NEO Average Total Compensation Amount	$ 1,381,330	$ 2,095,871	$ 468,660	$ 704,281
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,385,004	2,168,706	448,423	624,424
Adjustment to Non-PEO NEO Compensation Footnote

Non PEO NEOs	2024	2023	2022	2021
	Avg. Other NEOs	Avg. Other NEOs	Avg. Other NEOs	Avg. Other NEOs
Summary compensation table (SCT) total for other NEOs	1,381,330	2,095,871	468,660	704,281
- amounts reported in the Summary Compensation Table representing equity award amounts that were based on grant date fair values	(295,802)	(1,123,409)	(106,593)	(402,847)
+ year-end fair value of equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	811,967	1,107,073	50,809	289,234
+/- change in fair value of equity awards (from the end of the prior fiscal year to the end of the covered fiscal year) granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year	605,549	—	—	—
+ fair value as of the vesting date for equity awards that were granted and vested in the covered fiscal year	—	—	40,192	33,756
+/- change in fair value of equity awards (from the end of the prior fiscal year to the vesting date) granted in prior fiscal years that vest in the covered fiscal year	162,572	89,171	(4,645)	—
- fair value as of the end of the prior fiscal year for equity awards that were granted in prior years that forfeited during the covered fiscal year	(280,612)	—	—	—
Compensation Actually Paid to Non-PEO NEOs	2,385,004	2,168,706	448,423	624,424

Compensation Actually Paid vs. Total Shareholder Return
**    The hypothetical investment in NFI Group Inc. assumes investing $100 U.S. Dollars to acquire shares on October 3, 2020. The value of such shares at each of the above dates is then translated from Canadian Dollars to U.S. Dollars for inclusion in the peer group index.

Compensation Actually Paid vs. Company Selected Measure
Below are graphs showing the relationship between compensation actually paid to our PEOs, the average compensation actually paid to our non-PEO NEOs and the measures in the pay versus performance table for the last four fiscal years.

For all performance metrics included in the graphs below pertaining to the peer companies we disclosed in our fiscal 2024 Form 10-K, only REVG and THO had filed their fiscal 2024 financial statements with the SEC; accordingly, the performance metrics for all others relate to their 2020 through 2023 fiscal years.

*    excludes CVGI, THO, and WNC as they do not report Adjusted EBITDA

Total Shareholder Return Vs Peer Group
**    The hypothetical investment in NFI Group Inc. assumes investing $100 U.S. Dollars to acquire shares on October 3, 2020. The value of such shares at each of the above dates is then translated from Canadian Dollars to U.S. Dollars for inclusion in the peer group index.

Tabular List, Table
The following table lists the most important financial performance measures used to link compensation actually paid to the PEO and Non-PEO NEOs for the fiscal year ended September 28, 2024. The Company’s use of financial measures is described in the Compensation Discussion and Analysis section herein, under “Compensation Program Objectives, Policies and Structure” (and subsections) and “Elements of Total Compensation” (and subsections).

Most Important Performance Measures
1.Adjusted EBITDA Margin
1.Return on Revenue
1.Return on Investment

Total Shareholder Return Amount	$ 402	177	69	177
Peer Group Total Shareholder Return Amount	$ 154	$ 128	$ 96	$ 147
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.136	0.078	(0.018)	0.051
Name	1.Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.078	0.021	(0.057)	0
Name	1.Return on Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	1.Return on Investment
Horlock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,783,785	$ 4,456,161	$ 656,020	$ 5,424,963
PEO Actually Paid Compensation Amount	7,647,349	4,139,913	292,271	4,269,320
Stevenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		455,711	843,122
PEO Actually Paid Compensation Amount		330,461	845,522
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(583,350)	(1,999,994)	(260,400)	(4,686,463)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,309,700)	(1,683,746)	(125,250)	(3,530,820)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,137,214
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			137,550
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(363,749)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(125,250)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,802	1,123,409	106,593	402,847
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811,967	1,107,073	50,809	289,234
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,549
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,192	$ 33,756
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,572	$ 89,171	$ 4,645
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 280,612